Annual Fund Operating Expenses - PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	Jan. 14, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Acquired Fund Fees and Expenses	0.03%	[1],[2]
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.25%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.18%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” reflect estimated expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2027, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided that organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustees’ fees, plus recoupment, do not exceed the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit).
[3]	PIMCO has contractually agreed, through October 31, 2027, to reduce its management fee by 0.20% of the average daily net assets of the Fund. In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the management fee waived as set forth above (the “Fee Waiver Reimbursement Amount”) during the previous thirty-six months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit (calculated as a percentage of average daily net assets) (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.